UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund
Class A

EuroPac International Bond Fund
Class A

EP Asia Small Companies Fund
Class A

SEMI-ANNUAL REPORT
April 30, 2011

www.europacificfunds.com

Euro Pacific Funds
EuroPac International Value Fund
EuroPac International Bond Fund
EP Asia Small Companies Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedules of Investments	3
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	21
Supplemental Information	29
Privacy Notice	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Euro Pacific Funds
Funds Expense Example – Unaudited
April 30, 2011

Expense Example
As a shareholder of the EuroPac International Value Fund, EuroPac International Bond Fund and EP Small Companies Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period specified in the tables below.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/01/10	04/30/11	11/01/10 – 04/30/11

Actual Performance	$1,000.00	$1,132.40	$9.24
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.33	$8.74
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
Funds Expense Example – Unaudited
April 30, 2011 (Continued)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	11/15/10*	04/30/11	11/15/10 – 04/30/11

Actual Performance	$1,000.00	$1,088.20	$5.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.82	$5.30
* The Fund commenced operations on November 15, 2010.
** Expenses are equal to the Fund’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Asia Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period**
	12/01/2010*	04/30/11	12/01/10 – 04/30/11

Actual Performance	$1,000.00	$1,058.00	$7.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.59	$7.32
* The Fund commenced operations on December 1, 2010.
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 95.5%
	AUSTRALIA - 9.7%
24,590	BHP Billiton Ltd.	$1,235,255
1,516,137	CFS Retail Property Trust - REIT	2,974,675
54,324	Newcrest Mining Ltd.	2,468,109
47,826	Origin Energy Ltd.	857,097
26,280	Woolworths Ltd.	763,630
		8,298,766

	BERMUDA - 1.4%
52,946	Nordic American Tanker Shipping, Ltd.	1,216,699
		1,216,699

	BRAZIL - 6.6%
118,411	Cia Energetica de Minas Gerais - ADR	2,471,237
29,600	Odontoprev S.A.	473,013
64,460	Vivo Participacoes S.A. - ADR	2,695,073
		5,639,323

	CANADA - 21.4%
17,700	Alamos Gold, Inc.	297,073
26,320	ARC Resources Ltd.	710,472
7,900	Barrick Gold Corp.	402,979
188,840	CML HealthCare, Inc.	2,037,792
64,530	Crescent Point Energy Corp.	2,929,989
148,800	Ensign Energy Services, Inc.	2,873,303
39,525	Goldcorp, Inc.	2,206,681
39,650	Peyto Exploration & Development Corp.	844,000
13,635	Potash Corp of Saskatchewan, Inc.	768,741
202,680	Precision Drilling Corp.*	3,069,708
168,890	Yamana Gold, Inc.	2,146,592
		18,287,330

	CHINA - 4.4%
216,000	China Shenhua Energy Co., Ltd. - H Shares	1,008,208
241,000	China Yurun Food Group Ltd.	882,852
1,914,000	Li Heng Chemical Fibre Technologies Ltd.	273,641
2,238,000	Sichuan Expressway Co., Ltd. - H Shares	1,354,399
411,000	Sound Global Ltd.*	251,828
		3,770,928

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number
of Shares		Value
	HONG KONG - 9.4%
164,000	Cheung Kong Infrastructure Holdings Ltd.	$799,279
3,150,000	China Dongxiang Group Co.	1,099,179
94,500	China Mobile Ltd.	868,798
119,000	CLP Holdings Ltd.	979,121
700	Esprit Holdings Ltd.	2,912
1,437,500	Kingboard Laminates Holdings Ltd.	1,273,459
6,362,000	Shougang Concord International Enterprises Co., Ltd.*	843,761
2,009,264	Skyworth Digital Holdings Ltd.	1,280,651
654,000	Texwinca Holdings Ltd.	737,684
13,000	VTech Holdings Ltd.	148,141
		8,032,985

	JAPAN - 7.9%
73,700	Asahi Breweries Ltd.	1,384,519
162,500	ITOCHU Corp.	1,692,782
62,000	JGC Corp.	1,552,255
16,600	Lawson, Inc.	814,462
15,000	Nidec Corp.	1,311,129
		6,755,147

	LUXEMBOURG - 1.0%
903	APERAM	37,881
18,075	ArcelorMittal	670,040
15,000	Pacific Drilling S.A.*	141,520
		849,441

	NETHERLANDS - 3.5%
77,365	Royal Dutch Shell PLC - A Shares	2,988,490
		2,988,490

	NEW ZEALAND - 1.8%
960,152	Kiwi Income Property Trust - REIT	800,314
197,805	New Zealand Refining Co., Ltd.	720,333
		1,520,647

	NORWAY - 12.6%
16,400	Fred Olsen Energy ASA	756,452
23,736	Leroey Seafood Group ASA	773,616
1,145,000	Marine Harvest ASA	1,512,379
450,250	Morpol ASA*	1,750,677
111,528	SpareBank 1 SR Bank	1,195,717
70,710	Statoil ASA	2,068,766
100,100	Telenor ASA	1,729,513
17,410	Yara International ASA	1,019,726
		10,806,846

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number
of Shares		Value
	SINGAPORE - 8.3%
501,000	Ascendas Real Estate Investment Trust	$830,873
3,240,000	Midas Holdings Ltd.	1,932,274
941,000	Olam International Ltd.	2,206,340
379,000	StarHub Ltd.	888,632
160,000	Venture Corp Ltd.	1,261,386
		7,119,505

	SWITZERLAND - 3.4%
33,425	Nestle S.A.	2,075,055
2,285	Syngenta A.G.	808,600
		2,883,655

	THAILAND - 4.1%
1,956,000	Delta Electronics Thai PCL	1,720,101
4,990,000	Thai Beverage PCL	1,161,840
3,106,000	Thai Tap Water Supply PCL	624,321
		3,506,262

	TOTAL COMMON STOCKS
	(Cost $69,898,162)	81,676,024

	WARRANTS - 0.0%
1,700	Kingboard Chemical Holdings Ltd.*	1,423
	Exercise Price: 40 HKD, Expiration Date: 10/31/2012
	TOTAL WARRANTS
	(Cost $0)	1,423

Principal		Value
	SHORT-TERM INVESTMENTS - 5.7%
$4,870,609	UMB Money Market Fiduciary, 0.01%†	4,870,609

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,870,609)	4,870,609

	TOTAL INVESTMENTS - 101.2%
	(Cost $74,768,771)	86,548,056
	Liabilities in Excess of Other Assets - (1.2%)	(1,065,425)
	TOTAL NET ASSETS - 100.0%	$85,482,631

*	Non-income producing security
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
UIT	Unit Investment Trust
HKD	Hong Kong Dollar

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of April 30, 2011 (Unaudited)

	Percent of
Industry	Net Assets
Consumer Discretionary	4.0%
Consumer Staples	15.6%
Energy	23.6%
Financials	6.8%
Health Care	2.9%
Industrials	6.9%
Information Technology	5.1%
Materials	17.4%
Telecommunication Services	7.2%
Utilities	6.0%
Total Long-Term Investments	95.5%

Short-Term Investments	5.7%
Warrants	0.0%
Total Investments	101.2%
Liabilities in Excess of Other Assets	(1.2	) %
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Principal
Amount		Value
	FIXED INCOME SECURITIES - 85.7%
	AUSTRALIA - 13.8%
$433,000	Australia Government Bond	$478,497
	5.75%, 4/15/2012
500,000	Australia Pacific Airports Melbourne Pty., Ltd.^	511,715
	5.19%, 12/14/2015
1,050,000	Queensland Treasury Corp.	1,152,462
	6.00%, 6/14/2011
1,000,000	Santos Finance Ltd.^	1,090,971
	5.29%, 9/23/2011
1,073,000	South Australia Government Financing Authority	1,177,367
	5.75%, 6/15/2011
1,000,000	Telstra Corp. Ltd.^	1,060,306
	5.60%, 12/1/2016
632,000	Treasury Corp. of Victoria	704,287
	6.25%, 10/15/2012
		6,175,605

	CANADA - 3.2%
460,000	Canadian Government Bond	485,388
	1.50%, 12/1/2012
457,000	Province of Ontario Canada^	484,595
	1.53%, 10/5/2015
430,000	Shaw Communications, Inc.	480,210
	6.10%, 11/16/2012
		1,450,193

	FINLAND - 1.1%
3,000,000	Fortum OYJ^	496,841
	3.32%, 9/14/2015
		496,841

	GERMANY - 7.6%
1,400,000	European Investment Bank	538,462
	5.00%, 9/18/2013
1,320,000	European Investment Bank	1,127,700
	7.75%, 7/31/2012
5,300,000	Kreditanstalt fuer Wiederaufbau	1,016,453
	3.00%, 3/23/2012
882,000	Kreditanstalt fuer Wiederaufbau	726,738
	6.50%, 11/15/2011
		3,409,353

	MALAYSIA - 6.6%
3,620,000	Malaysia Government Bond	1,233,781
	3.72%, 6/15/2012
2,000,000	Malaysia Government Bond	679,357
	3.83%, 9/28/2011
3,000,000	Rantau Abang Capital BHD	1,044,008
	4.91%, 8/14/2013
		2,957,146

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Principal
Amount		Value
	NETHERLANDS - 3.7%
$400,000	BASF Finance Europe NV	$494,220
	3.63%, 6/3/2015
1,000,000	Energie Beheer Nederland BV	1,173,988
	1.75%, 10/18/2012
		1,668,208

	NEW ZEALAND - 6.6%
1,510,000	New Zealand Government Bond	1,244,389
	6.00%, 11/15/2011
1,360,000	New Zealand Government Bond	1,166,935
	6.50%, 4/15/2013
660,000	Watercare Services Ltd.	540,066
	5.74%, 2/16/2015
		2,951,390

	NORWAY - 16.5%
5,000,000	Austevoll Seafood ASA^	958,976
	6.57%, 10/14/2013
5,500,000	KLP Kommunekreditt AS^	1,046,460
	3.00%, 9/15/2015
13,720,000	Kommunalbanken AS	2,246,341
	1.88%, 5/8/2012
2,670,000	Kommunalbanken AS	507,375
	3.00%, 3/26/2013
5,000,000	Morpol ASA^	963,005
	8.32%, 2/03/2014
6,015,000	Norway Government Bond	1,148,433
	6.00%, 5/16/2011
1,890,000	Norway Treasury Bill	359,279
	0.00%, 6/15/2011
1,000,000	Odfjell ASA^	190,600
	7.37%, 12/4/2013
		7,420,469

	POLAND - 4.6%
2,860,000	Poland Government Bond^	1,057,835
	4.27%, 1/25/2018
850,000	Poland Government International Bond	998,381
	3.00%, 9/23/2014
		2,056,216

	SINGAPORE - 5.1%
1,550,000	Singapore Government Bond	1,426,257
	3.75%, 9/1/2016
1,000,000	Singapore Press Holdings Ltd.	839,438
	2.81%, 3/2/2015
		2,265,695

	SOUTH KOREA - 1.9%
740,000	Export-Import Bank of Korea	867,896
	2.50%, 10/26/2012
		867,896

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Principal
Amount		Value

	SWEDEN - 8.8%
$3,000,000	Atlas Copco AB	$502,390
	4.60%, 5/25/2012
5,000,000	City of Stockholm	834,873
	4.00%, 9/15/2011
10,000,000	SBAB Bank AB	1,658,119
	2.20%, 1/18/2012
2,800,000	Sweden Government Bond	483,983
	5.50%, 10/8/2012
3,000,000	TeliaSonera AB^	489,318
	2.69%, 3/21/2014
		3,968,683

	SWITZERLAND - 4.2%
1,600,000	Aryzta A.G.^	1,895,954
	5.00%, 10/30/2049
		1,895,954

	THAILAND - 2.0%
27,000,000	Thailand Government Bond	917,468
	5.38%, 11/30/2011
		917,468

	TOTAL FIXED INCOME SECURITIES
	(Cost $35,499,130)	38,501,117

	SHORT-TERM INVESTMENTS - 12.0%
5,385,464	UMB Money Market Fiduciary, 0.01%†	5,385,464

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,385,464)	5,385,464

	TOTAL INVESTMENTS - 97.7%
	(Cost $40,884,594)	43,886,581
	Other Assets in Excess of Liabilities - 2.3%	1,022,064
	TOTAL NET ASSETS - 100.0%	$44,908,645

†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
^	Variable rate investments.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of April 30, 2011 (Unaudited)

Percent of
Industry	Net Assets
Basic Materials	1.1%
Communications	6.5%
Consumer Non-cyclical	8.5%
Energy	3.0%
Financial	5.8%
Government	52.7%
Industrial	4.6%
Utilities	3.5%
Total Long-Term Investments	85.7%

Short-Term Investments	12.0%
Total Investments	97.7%
Liabilities in Excess of Other Assets	2.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 92.2%
	CHINA - 18.2%
110,000	Airtac International Group*	$856,539
300,000	Biostime International Holdings Ltd.*	513,762
20,000	Camelot Information Systems, Inc. - ADR*	386,000
450,000	China Liansu Group Holdings Ltd.*	419,623
260,000	China Medical System Holdings Ltd.	276,684
20,000	China Medical Technologies, Inc. - ADR*	236,200
200,000	China Minzhong Food Corp., Ltd.*	296,017
360,000	China Singyes Solar Technologies Holdings Ltd.	343,857
1,400,000	China Tontine Wines Group Ltd.	292,484
400,000	Goodbaby International Holdings Ltd.*	264,684
100,000	Lianhua Supermarket Holdings Co., Ltd. - H Shares	407,486
600,000	MIE Holdings Corp.	319,073
445,000	O-Net Communications Group Ltd.*	252,048
650,000	Trauson Holdings Co., Ltd.*	276,488
400,000	Xingda International Holdings Ltd.	462,076
75,000	Yucheng Technologies Ltd.*	300,000
		5,903,021

	HONG KONG - 12.0%
270,000	Dah Chong Hong Holdings Ltd.	309,110
530,000	EVA Precision Industrial Holdings Ltd.	455,119
500,000	Fufeng Group Ltd.	368,962
672,000	Hengdeli Holdings Ltd.	403,577
250,000	Man Wah Holdings Ltd.	309,963
160,000	Ports Design Ltd.	441,471
100,000	Soundwill Holdings Ltd.	164,732
645,000	TCL Communication Technology Holdings Ltd.	626,882
346,000	Texhong Textile Group Ltd.	331,674
225,000	XTEP International Holdings Ltd.	155,183
270,000	Yip's Chemical Holdings Ltd.	323,823
		3,890,496

	INDIA - 2.7%
250,000	Satyam Computer Services Ltd. - ADR*	865,000
		865,000

	INDONESIA - 16.0%
380,000	Ace Hardware Indonesia Tbk PT	117,585
15,000,000	Alam Sutera Realty Tbk PT	518,773
3,400,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	504,913
1,700,000	Gajah Tunggal Tbk PT	463,378
470,000	Harum Energy Tbk PT*	527,533
600,000	Hexindo Adiperkasa Tbk PT	396,058
2,325,000	Holcim Indonesia Tbk PT*	612,445
800,000	Indika Energy Tbk PT	379,501
20,661,500	Indopoly Swakarsa Industry Tbk PT*	473,059
1,750,000	Mitra Adiperkasa Tbk PT	670,378
6,500,000	Wijaya Karya PT	510,128
		5,173,751

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number
of Shares		Value
	MALAYSIA - 9.1%
250,000	Alliance Financial Group BHD	$262,686
580,000	Dialog Group BHD	488,065
230,000	Gamuda BHD	290,583
1,250,000	Masterskill Education Group BHD	958,516
300,000	SapuraCrest Petroleum BHD	377,269
135,000	SP Setia BHD	190,431
155,000	UMW Holdings BHD	367,761
		2,935,311

	PHILIPPINES - 7.0%
1,300,000	Alliance Global Group, Inc.	360,772
370,000	DMCI Holdings, Inc.	381,968
4,000,000	Energy Development Corp.	631,871
831,200	Holcim Philippines, Inc.	248,383
850,000	Robinsons Land Corp.*	264,828
165,000	Security Bank Corp.	384,193
		2,272,015

	SINGAPORE - 3.8%
15,000	China Yuchai International Ltd.*	496,800
450,000	Super Group Ltd.	508,251
30,000	Venture Corp., Ltd.	236,699
		1,241,750

	SOUTH KOREA - 4.9%
8,000	Dongbu Insurance Co., Ltd.	381,470
2,800	Hyundai Department Store Co., Ltd.	410,807
20,000	KP Chemical Corp.	493,646
15,500	Pyeong Hwa Automotive Co., Ltd.	297,629
		1,583,552

	TAIWAN - 10.4%
100,000	Chroma ATE, Inc.	330,252
15,000	Formosa International Hotels Corp.	279,587
134,000	Huaku Development Co., Ltd.	393,980
95,000	MPI Corp.*	345,891
150,000	Pacific Hospital Supply Co., Ltd.*	673,707
50,000	St. Shine Optical Co., Ltd.	733,899
260,000	Taiwan Glass Industrial Corp.	425,070
90,000	TXC Corp.	176,947
		3,359,333

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2011
(Unaudited)

Number
of Shares		Value
	THAILAND - 8.1%
325,000	Delta Electronics Thai PCL	$285,947
250,000	Dynasty Ceramic PCL	440,397
2,100,000	Home Product Center PCL	606,179
1,100,000	Minor International PCL	465,051
90,000	Siam Makro PCL	498,995
830,000	Supalai PCL	333,993
		2,630,562

	TOTAL COMMON STOCKS
	(Cost $27,613,886)	29,854,791

	EXCHANGE TRADED FUNDS - 4.6%
	UNITED STATES - 4.6%
30,000	Emerging Global Shares INDXX India Small Cap Fund	611,727
50,000	Market Vectors India Small-Cap Index*	875,000
		1,486,727

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,343,346)	1,486,727

Principal		Value
	SHORT-TERM INVESTMENTS - 3.4%
$1,107,702	UMB Money Market Fiduciary, 0.01%†	1,107,702

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,107,702)	1,107,702

	TOTAL INVESTMENTS - 100.2%
	(Cost $30,064,934)	32,449,220
	Liabilities in Excess of Other Assets - (0.2%)	(73,379)
	TOTAL NET ASSETS - 100.0%	$32,375,841

*	Non-income producing security
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt
PCL	Public Company Limited

See accompanying Notes to Financial Statements.

EP Asia Companies Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of April 30, 2011 (Unaudited)

	Percent of
Industry	Net Assets
Consumer Discretionary	21.2%
Consumer Staples	8.9%
Energy	4.9%
Financials	10.5%
Health Care	6.8%
Industrials	17.0%
Information Technology	11.7%
Materials	9.2%
Utilities	2.0%
Total Long-Term Investments	92.2%

Exchange Traded Funds	4.6%
Short-Term Investments	3.4%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2	) %
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EURO PACIFIC FUNDS
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

	EuroPac	EuroPac	EP Asia
	International	International	Small
	Value Fund	Bond Fund	Companies Fund
ASSETS
Investments in securities, at value (cost $74,768,771, $40,884,594, and $30,064,934, respectively)	$86,548,056	$43,886,581	$32,449,220
Foreign currency, at value (cost $14,934, $1,195,916, and $0, respectively)	16,346	1,226,051	-
Receivables:
Investment securities sold	518,862	-	-
Fund shares sold	92,930	299,752	93,732
Dividends and interest	427,847	554,025	73,777
Offering costs	-	9,390	-
Prepaid expenses	57,244	25,376	22,886
Total assets	87,661,285	46,001,175	32,639,615

LIABILITIES
Payables:
Investment securities purchased	2,060,865	972,035	193,442
Due to advisor	73,874	11,703	18,485
Offering costs	1,500	-	4,697
Transfer agent fees	1,251	5,229	4,517
Fund accounting fees	5,241	6,712	7,262
Distribution fees - (Note 6)	16,004	8,170	5,922
Administration fees	8,514	2,939	3,621
Custody fees	1,265	7,030	8,373
Chief compliance officer fees	2,253	2,800	3,569
Trustees fees	430	967	796
Accrued other expenses	7,457	74,945	13,090
Total liabilities	2,178,654	1,092,530	263,774

NET ASSETS	$85,482,631	$44,908,645	$32,375,841

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$73,295,152	$41,845,156	$30,200,294
Accumulated net investment income (loss)	60,634	(41,960)	(33,395)
Accumulated net realized gain (loss):
Investments	390,404	(53,340)	(167,480)
Foreign currency	(47,817)	93,510	(8,303)
Net Unrealized appreciation (depreciation) on:
Investments	11,779,285	3,001,987	2,384,286
Foreign currency	4,973	63,292	439
Net Assets	$85,482,631	$44,908,645	$32,375,841

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$85,482,631	$44,908,645	$32,375,841
Shares of beneficial interest issued and outstanding	7,327,964	4,150,853	3,060,807
Net asset value per share	$11.67	$10.82	$10.58
Maximum sales charge (4.50% of offering price)	0.54	0.51	0.50
Maximum offering price to public	$12.22	$11.33	$11.08

See accompanying Notes to Financial Statements.

EURO PACIFIC FUNDS
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2011 (Unaudited)

	EuroPac	EuroPac	EP Asia
	International	International	Small
	Value Fund	Bond Fund1	Companies Fund2
Investment Income
Income
Dividends (net of foreign withholding taxes of $132,269, $0, and $7,556, respectively)	$1,182,603	$-	$114,133
Interest (net of foreign withholding taxes of $0, $12,669, and $0, respectively)	177	330,445	88
Total income	1,182,780	330,445	114,221

Expenses
Advisory fee	400,032	82,378	97,005
Distribution fees - (Note 6)	86,964	34,324	21,088
Administration fees	36,661	15,463	14,066
Fund accounting fees	28,987	18,305	20,272
Custody fees	17,425	10,745	8,373
Transfer agent fees	15,713	13,097	11,687
Registration fees	14,876	10,513	9,300
Offering costs	13,532	8,028	7,246
Audit fees	7,687	7,115	6,781
Legal fees	5,998	3,411	4,137
Shareholder reporting fees	5,336	3,448	2,806
Chief compliance officer fees	4,463	3,411	3,931
Trustees fees and expenses	2,976	2,274	2,069
Insurance fees	439	2,274	2,069
Miscellaneous expenses	697	1,803	1,531

Total expenses	641,786	216,589	212,361
Advisory fee waived	(33,110)	(58,698)	(64,745)
Net expenses	608,676	157,891	147,616
Net investment income	574,104	172,554	(33,395)

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) on:
Investments	863,506	(53,340)	(167,480)
Foreign currency transactions	(47,817)	93,510	(8,303)
Change in unrealized gain (loss) on:
Investments	7,583,324	3,001,987	2,384,286
Foreign currency translations	2,939	63,292	439
Net realized and unrealized gain on investments	8,401,952	3,105,449	2,208,942

Net Increase in Net Assets from Operations	$8,976,056	$3,278,003	$2,175,547

1 The EuroPac International Bond Fund commenced operations on November 15, 2010.
2 The EP Asia Small Companies Fund commenced operations on December 1, 2010.

See accompanying Notes to Financial Statements.

EURO PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund
	For the Six
	Months Ended		For the Period
	to April 30, 2011		April 7, 2010*
	(Unaudited)		to October 31, 2010
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$574,104		$256,515
Net realized gain (loss) on investments and foreign currency	815,689		(535,373)
Net change in unrealized appreciation on investments, and foreign currency	7,586,263		4,197,994
Net increase in net assets resulting from operations	8,976,056		3,919,136

Distributions to Shareholders
From net investment income	(494,530)		(244,830)
Total Distributions	(494,530)		(244,830)

Capital Transactions
Net proceeds from shares sold	27,148,278	1	51,561,940	1
Reinvestment of distributions	394,211		222,777
Cost of shares redeemed	(3,567,945	) 2	(2,432,462	) 2
Net change in net assets from capital transactions	23,974,544		49,352,255

Total increase in net assets	32,456,070		53,026,561

Net Assets
Beginning of period	53,026,561		-
End of period	$85,482,631		$53,026,561

Accumulated net investment income	$60,634		$(18,939)

Capital Share Transactions
Shares sold	2,513,071		5,341,297
Shares reinvested	36,472		24,563
Shares redeemed	(328,568)		(258,871)
Net increase	2,220,975		5,106,989

* Commencement of operations.
1 Includes losses paid by transfer agent of $155, $0,  respectively.
2 Net of redemption fees of $2,037, $5,144, respectively.

See accompanying Notes to Financial Statements.

EURO PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International		EP Asia Small
	Bond Fund		Companies Fund
	For the Period		For the Period
	November 15, 2010*		December 1, 2010*
	to April 30, 2011		to April 30, 2011
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$172,554		$(33,395)
Net realized gain (loss) on investments and foreign currency	40,170		(175,783)
Net change in unrealized appreciation on investments, and foreign currency	3,065,279		2,384,725
Net increase in net assets resulting from operations	3,278,003		2,175,547

Distributions to Shareholders
From net investment income	(214,515)		-
Total Distributions	(214,515)		-

Capital Transactions
Net proceeds from shares sold	43,102,755	1	30,511,546	1
Reinvestment of distributions	67,878		-
Cost of shares redeemed	(1,325,476	) 2	(311,252	) 2
Net change in net assets from capital transactions	41,845,157		30,200,294

Total increase in net assets	44,908,645		32,375,841

Net Assets
Beginning of period	-		-
End of period	$44,908,645		$32,375,841

Accumulated net investment income	$(41,961)		$(33,395)

Capital Share Transactions
Shares sold	4,274,341		3,092,482
Shares reinvested	6,474		-
Shares redeemed	(129,962)		(31,675)
Net increase	4,150,853		3,060,807

* Commencement of operations.
1 Includes losses paid by transfer agent of $0, and $716, respectively.
2 Net of redemption fees of $1,502, and $77, respectively.

See accompanying Notes to Financial Statements.

EURO PACIFIC FUNDS
FINANCIAL HIGHLIGHTS

	EuroPac International
	Value Fund
	For the Six
Per share operating performance.	Months Ended		For the period
For a capital share outstanding throughout the Period.	April 30, 2011		April 7, 2010* to
	(Unaudited)		to October 31, 2010
Net asset value, beginning of period	$10.38		$10.00
Income from Investment Operations
Net investment income	0.09	1	0.07
Net realized and unrealized gain on investments	1.28		0.38
Total from investment operations	1.37		0.45

Less Distributions:
From net investment income	(0.08)		(0.07)
Total distributions	(0.08)		(0.07)
Net asset value, end of period	$11.67		$10.38

Total return 2	13.24	% 3	4.57	% 3

Ratios and Supplemental Data
Net assets, end of period (000's)	$85,483		$53,027

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.84	% 4	2.30	% 4
After fees waived and expenses absorbed	1.75	% 4	1.75	% 4
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	1.56	% 4	1.39	% 4
After fees waived and expenses absorbed	1.65	% 4	1.94	% 4

Portfolio turnover rate	12	% 3	13	% 3

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

EURO PACIFIC FUNDS
FINANCIAL HIGHLIGHTS

	EuroPac International		EP Asia Small
	Bond Fund		Companies Fund
	For the period		For the period
Per share operating performance.	November 15, 2010* to		December 1, 2010* to
For a capital share outstanding throughout the Period.	April 30, 2011		April 30, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00
Income from Investment Operations
Net investment income	0.07	1	(0.02	) 1
Net realized and unrealized gain on investments	0.76		0.60
Total from investment operations	0.83		0.58

Less Distributions:
From net investment income	(0.01)		-
Total distributions	(0.01)		-
Net asset value, end of period	$10.82		$10.58

Total return 2	8.82	% 3	5.80	% 3

Ratios and Supplemental Data
Net assets, end of period (000's)	$44,909		$32,376

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.57	% 4	2.51	% 4
After fees waived and expenses absorbed	1.15	% 4	1.75	% 4
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.83	% 4	(1.16	)% 4
After fees waived and expenses absorbed	1.25	% 4	(0.40	)% 4

Portfolio turnover rate	26	% 3	12	% 3

*	Commencement of operations.
1	Calculated based on average shares outstanding.
2	Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), and EP Asia Small Companies Fund (the “Asia Small Companies Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long term capital appreciation.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) are calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations.  The International Value Fund, International Bond Fund and Asia Small Companies Fund, respectively, incurred offering costs of approximately $32,785, $18,215 and 18,113 are being amortized over a one year period.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Funds’ may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Funds’ record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Income Tax Statement requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders
The International Value Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  The International Bond Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually.  The Asia Small Companies Fund will make distributions of net investment income and net capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U. S. generally accepted accounting principles.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the International Value Fund, International Bond Fund and Asia Small Companies Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 1.15%, 0.60% and 1.15% of each Funds average daily net assets, respectively.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.75%, 1.15% and 1.75% of each Funds average daily net assets until March 1, 2012, February 28, 2012, and February 28, 2012, respectively.

The Asia Small Companies Fund is sub-advised by New Sheridan Advisors, Inc. (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.15% of average daily net assets of the Fund to the Sub-advisor.

For the six months ended April 30, 2011, the Advisor waived $33,110 of advisory fees for the International Value Fund.  For the period November 15, 2010 through April 30, 2011, the Advisor waived $58,698 of advisory fees for the International Bond Fund.  For the period December 1, 2010 through April 30, 2011, the Advisor waived $64,745 of advisory fees for the Asia Small Companies Fund.  The Advisor may recover from each Fund fees and expenses previously waived or reimbursed, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limits in effect at the time the expenses were incurred.  At April 30, 2011, the amount of these potentially recoverable expenses were as follows:

	International Value Fund	International Bond Fund	Asia Small Companies Fund
October 31, 2010	$101,799	$-	$-
April 30, 2011	$33,110	$58,698	$64,745

The Advisor is permitted to seek reimbursement from each Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions retained by the Distributor and/or a broker-dealer affiliated with the Advisor for the six months ended April 30, 2011 was $131,539 for the International Value Fund.  The amount of net selling commissions retained by the Distributor and/or a broker-dealer affiliated with the Advisor for the period of November 15, 2010 through April 30, 2011 was $150,962 for the International Bond Fund. The amount of net selling commissions retained by the Distributor and/or a broker-dealer affiliated with the Advisor for the period of December 1, 2010 through April 30, 2011 was $135,588 for the Small Companies Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2011, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	Asia Small Companies Fund
Cost of investments	$75,032,207	$40,884,594	$30,064,934

Gross unrealized appreciation	13,882,709	3,006,972	3,283,696
Gross unrealized depreciation	(2,366,860)	(4,985)	(899,410)
Unrealized appreciation on foreign currency	3,487	91,382	439

Net unrealized appreciation / (depreciation) on investments and foreign currency translations	$11,519,336	$3,093,369	$2,384,725

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investments companies (“PFICS”).

As of October 31, 2010 the components of accumulated earnings (deficit) on a tax basis for the International Value Fund were as follows:

Undistributed ordinary income	$182,926
Undistributed long-term capital gains	-
Tax accumulated earnings	182,926

Accumulated capital and other losses	(227,536)
Unrealized appreciation on investments	3,750,563
Total accumulated earnings (deficit)	$3,705,953

As of October 31, 2010, the International Value Fund had a capital loss carryover of $227,536, which expires in the year 2018.  To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended October 31, 2010 for the International Value Fund was as follows:

2010
Distribution paid from:
Ordinary income	$244,830
Net long-term capital gains	-
Total distributions	$244,830

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

Note 5 - Investment Transactions
For the six months ended April 30, 2011, purchase and sales of investments, excluding short-term investment, for the International Value Fund were $33,003,162 and $8,117,786, respectively.

For the period November 15, 2010 through April 30, 2011, purchase and sales of investments, excluding short-term investment, for the International Bond Fund were $39,649,295 and $4,292,442, respectively.

For the period December 1, 2010 through April 30, 2011, purchase and sales of investments, excluding short-term investment, for the Asia Small Companies Fund were $31,235,820 and $2,111,108, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Funds’, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended April 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2011, in valuing the Funds’ assets carried at fair value:

International Value Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,011,325	$2,382,742	$-	$3,394,067
Consumer Staples	11,126,389	2,198,980	-	13,325,369
Energy	20,185,037	-	-	20,185,037
Financials	5,801,580	-	-	5,801,580
Health Care	2,510,804	-	-	2,510,804
Industrials	1,354,399	4,556,167	-	5,910,566
Information Technology	4,254,946	148,141	-	4,403,087
Materials	14,837,711	-	-	14,837,711
Telecommunication Services	5,313,218	868,798	-	6,182,016
Utilities	4,146,666	979,121	-	5,125,787
Warrants:
Information Technology	1,423	-	-	1,423
Short-Term Investments	4,870,609	-	-	4,870,609
Total Investments, at Value	75,414,107	11,133,949	-	86,548,056
Total Assets	$75,414,107	$11,133,949	$-	$86,548,056

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

International Bond Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Bonds:
Basic Materials	$494,219	$-	$-	$494,219
Communications	-	2,899,937	-	2,899,937
Consumer, Non-cyclical	1,895,954	1,921,981	-	3,817,935
Energy	1,173,988	190,600	-	1,364,588
Financial	867,896	1,743,191	-	2,611,087
Government	4,741,296	18,919,118	-	23,660,414
Industrial	-	2,068,862	-	2,068,862
Utilities	-	1,584,075	-	1,584,075
Short-Term Investments	5,385,464	-	-	5,385,464
Total Investments, at Value	14,558,817	29,327,764	-	43,886,581
Total Assets	$14,558,817	$29,327,764	$-	$43,886,581

Asia Small Companies Fund
	Level 1	Level 2*	Level 3**
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$117,585	$6,734,948	$-	$6,852,533
Consumer Staples	1,012,757	1,865,010	-	2,877,767
Energy	319,073	1,284,303	-	1,603,376
Financials	-	3,399,999	-	3,399,999
Health Care	236,200	1,960,778	-	2,196,978
Industrials	1,353,339	4,150,868	-	5,504,207
Information Technology	1,551,000	2,254,666	-	3,805,666
Materials	-	2,982,394	-	2,982,394
Utilities	-	631,871	-	631,871
Exchange Traded Funds:	1,486,727	-		1,486,727
Short-Term Investments	1,107,702	-	-	1,107,702
Total Investments, at Value	7,184,383	25,264,837	-	32,449,220
Total Assets	$7,184,383	$25,264,837	$-	$32,449,220

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity and debt securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $11,133,949, $29,327,764 and $25,264,837 of investment securities from International Value Fund, International Bond Fund and Asia Small Companies Fund, respectively, were classified as level 2 instead of level 1.

**The Funds did not hold any level 3 securities during the period.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Unaudited
April 30, 2011 (Continued)

Note 9– Improving Disclosures about Fair Value Measurements

In January 2010, Financial Accounting Stands Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 10 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

EuroPac International Bond Fund
EP Asia Small Companies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 13-14, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) with respect to the EuroPac International Bond Fund and the EP Asia Small Companies Fund series of the Trust (the “Funds”) for an initial two-year term ending October 31, 2012, and reviewed and unanimously approved the sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement the “Fund Advisory Agreements”) between the Investment Advisor and New Sheridan, Inc. (formerly known as Euro Pacific Halter Asia Management, Inc.) (the “Sub-Advisor”) with respect to the EP Asia Small Companies Fund for an initial two-year term ending October 31, 2012.  In approving the Fund Advisory Agreements, the Board of Trustees, including the Independent Trustees, determined that each of the Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the respective Funds.

Background

In advance of the meeting, the Board received information about the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators. The materials, among other things, included an outline of the services to be provided by the Investment Advisor to each Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of each Fund compared to those of groups of comparable funds selected by MFAC (the “peer groups”); and a summary of the Investment Advisor’s and the Sub-Advisor’s policies, including their codes of ethics and compliance manuals.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for the Board’s consideration of the proposed approval of the Fund Advisory Agreements. The Board considered a presentation made by representatives of the Investment Advisor and the Sub-Advisor at the meeting and discussed certain information the representatives had provided in advance of the meeting, as well as other more current information, and the Board asked questions of the representatives of the Investment Advisor and the Sub-Advisor.  Before voting on the Fund Advisory Agreements, the Independent Trustees discussed approval of the Fund Advisory Agreements in a private session at which no representatives of the Investment Advisor or Sub-Advisor were present.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those factors discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling in determining whether to approve the Fund Advisory Agreements, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered the overall quality of services expected to be provided to the Funds by the Investment Advisor and Sub-Advisor (with respect to the EP Asia Small Companies Fund) and discussed the specific responsibilities of the Investment Advisor and the Sub-Advisor under the Fund Advisory Agreements.  In addition, the Board considered the background, qualifications, education and experience of the Investment Advisor’s and Sub-Advisor’s key portfolio management and operational personnel; their overall financial positions; their resources and efforts to retain and motivate capable personnel to serve the Funds; and the overall general quality and depth of their organization. The Board also took into account the experience of the Investment Advisor's and Sub-Advisor’s senior management; their investment philosophy and processes, including their brokerage and trading practices; their disaster recovery and contingency planning; and their commitment and systems in place with regard to compliance with applicable laws and regulations.  With respect to the EuroPac International Bond Fund, the Board noted that the Investment Advisor had not previously managed any fixed income funds and therefore had not provided any comparable historical performance.  The Board noted, however, the Investment Advisor’s belief that its portfolio management skill and macroeconomic views also applied to fixed income markets.  With respect to the EP Asia Small Companies Fund, the Board noted that the Fund’s portfolio manager had not previously managed an Asian small-cap fund, but noted that they had considered the performance of the EP China Fund, which was managed by the same portfolio manager, earlier in the meeting.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by the Investment Advisor and Sub-Advisor to the respective Funds were satisfactory.

EuroPac International Bond Fund
EP Asia Small Companies Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fees and expenses for the Funds.

With respect to the EuroPac International Bond Fund, the Board considered a comparison of the proposed fees and expenses of the Fund to the fees and expenses of its peer group of funds compiled by MFAC using the Morningstar “World Bond” category.  The Board observed that the Fund’s proposed advisory fee was below the peer group average and the total expense ratio was slightly higher than the peer group average, but was reasonably within the range of expense ratios.  The Board also noted that the Investment Advisor would agree to limit the Fund’s expenses.  The Board and the Independent Trustees determined that the advisory fees and total expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Advisor.

With respect to the EP Asia Small Companies Fund, the Board considered a comparison of the proposed fees and expenses of the Fund to the fees and expenses of its peer group of funds compiled by MFAC using the Morningstar “Pacific/Asia ex-Japan Stock” category.  The Board observed that the Fund’s proposed advisory fee and total expense ratio were below the peer group averages.  The Board also noted that the Investment Advisor would agree to limit the Fund’s expenses.  The Board and the Independent Trustees determined that the advisory and sub-advisory fees and total expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Advisor and Sub-Advisor.

Profitability of Fund Advisory Agreements

The Board and the Independent Trustees reviewed the Investment Advisor’s and Sub-Advisor’s estimated profitability and revenues with respect to the Funds and determined that they were reasonable.  The Board also considered other potential benefits, in addition to profitability, that could arise from the Investment Advisor’s and the Sub-Advisor’s relationship with the Funds.

Economies of Scale

The Board and the Independent Trustees considered whether the Funds would realize any economies of scale.  They noted that in the Funds’ startup periods, their asset levels would likely be too low to achieve significant economies of scale, and that the matter of such economies would be reviewed in the future as the Funds’ assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that the approval of the Fund Advisory Agreements would be in the best interests of the Funds and their shareholders and, accordingly, approved the Advisory Agreement and the Sub-Advisory Agreement (with respect to the EP Asia Small Companies Fund) for initial two-year terms.

PRIVACY NOTICE

The Euro Pacific Funds collect non-public information about you from the following sources:

•	Information we receive about you on the application form or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of one of Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Advisor
Euro Pacific Asset Management, LLC
1201 Dove Street, Suite 370
Newport Beach, California  92660

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 W. Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund	EPIVX	461 418 766
EuroPac International Bond Fund	EPIBX	461 418 618
EP Asia Small Companies Fund	EPASX	461 418 550

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund, EuroPac International Bond Fund, and EP Asia Small Companies Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Fund at 1-888-558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-558-5851, on the Funds’ website at www.europacificfunds.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Euro Pacific Funds
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2011

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 6, 2011